LONG-TERM BORROWINGS - Future cash flow (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Houfu
Debt Instrument [Line Items]
For the year ended December 31, 2022	¥ 245,388	$ 38,507
For the year ended December 31, 2023	52,539	8,245
Total future cash flow	297,927	46,752
Chengdu Gongtou Plan
Debt Instrument [Line Items]
For the year ended December 31, 2022	87,496	13,730
For the year ended December 31, 2023	21,531	3,379
For the year ended December 31, 2024	390	61
Total future cash flow	¥ 109,417	$ 17,170